Schedule of Bank Borrowings (Details) (Parenthetical) - CNY (¥) ¥ in Millions															1 Months Ended
	Dec. 27, 2024	Dec. 25, 2024	Dec. 11, 2024	Nov. 06, 2024	Jun. 27, 2024	Jun. 20, 2024	May 31, 2024	May 22, 2024	Jun. 29, 2023	Jun. 14, 2023	Jun. 13, 2023	Apr. 13, 2023	Feb. 13, 2023	Jun. 23, 2022	Oct. 31, 2020	Jun. 13, 2024	Apr. 15, 2024	Feb. 07, 2024
Line of Credit Facility [Line Items]
Line of Credit Facility, Annual Principal Payment		¥ 20.0		¥ 30.0	¥ 10.0	¥ 50.0		¥ 10.0	¥ 6.0	¥ 10.0	¥ 3.0	¥ 4.0	¥ 3.0	¥ 10.0	¥ 65.0
Line of Credit Facility, Expiration Date						Jun. 06, 2025
Loans Payable																¥ 3.0	¥ 4.0	¥ 3.0
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Annual Principal Payment	¥ 10.0		¥ 5.0			¥ 10.0	¥ 5.0		¥ 4.0
Line of Credit Facility, Expiration Date						Jun. 19, 2026								Jun. 22, 2024
Loans Payable																¥ 10.0